SUBSEQUENT EVENTS (Details Narrative 2) (USD $)	9 Months Ended		1 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Jan. 13, 2015
Proceeds from sale of consideration shares	$ 1,142,926
Minimum [Member]
Proceeds from sale of consideration shares			2,235,000
Maximum [Member]
Proceeds from sale of consideration shares			3,492,500
Securities Sold under Agreements to Repurchase [Member]
Unit sale price			$ 5,500
Series B price			$ 0.55
Series B shares issued			229
Series B conversion feature			2,286,363
Warrant price			$ 0.70
Warrants issued			1,714,771
Proceeds from sale of consideration shares			1,257,500
Conversion of debt			90,000
Placement agent cash fee			80,080
Placement agent warrants issued			145,600
Placement agent expense allowance			$ 25,000